UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-10261

Pearl Mutual Funds

(Exact name of registrant as specified in charter)

2610 Park Avenue, PO Box 209, Muscatine, IA 52761

(Address of principal executive offices)

Robert H. Solt, President

2610 Park Avenue, Muscatine, IA 52761

(Name and address of agent for service)

Registrant's telephone number, including area code:   563-288-2773

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2011

Item 1. Schedules of Investments.

Pearl Total Return Fund Holdings as of 3-31-11*
Cusip	Equity Funds:	% Total Assets	Shares	Market Value
0075W0593	Cambiar Small Cap	9.01%	400,685.027	$7,789,316.92
26200C403	Dreyfus Opportunistic Small Cap (DSCVX)	14.21%	380,771.794	$12,291,313.51
304871106	Fairholme Fund (FAIRX)	7.15%	177,822.836	$6,181,121.78
572353522	Marshall Small Cap Growth (MSGIX)	15.75%	643,549.120	$13,617,499.38
577130750	Matthews Asia Dividend (MIPIX)	1.63%	99,348.006	$1,406,767.76
577130776	Matthews Asia Growth (MIAPX)	0.75%	36,897.859	$650,140.28
577130842	Matthews Asian Growth & Income (MICSX)	1.35%	64,479.115	$1,164,492.82
63983V100	Needham Growth (NEEGX)	2.34%	49,067.713	$2,020,117.74
413838202	Oakmark International (OAKIX)	5.40%	235,178.538	$4,668,293.98
779557107	T. Rowe Price New America Growth (PRWAX)	2.03%	49,967.676	$1,752,366.40
885215327	Thornburg Global Opportunities (THOIX)	3.92%	208,009.694	$3,388,477.92
885215244	Thornburg International Growth (TINGX)	4.30%	256,399.487	$3,720,356.56
94904P708	Weitz Partners III Opportunity (WPOPX)	10.17%	696,134.560	$8,792,179.49
949915714	Wells Fargo Advantage Growth, Adm (SGRNX)	11.95%	266,233.458	$10,329,858.17
	Equity Funds Subtotal	89.96%		$77,772,302.71

	Income Funds:
693390700	PIMCo Total Return (PTTRX)	1.09%	86,527.801	$941,422.47
	Cash and Money Markets:
922906201	Vanguard MM Prime (VMMXX)	0.05%	47,547.580	$47,547.58
	Cash held with Custodian	8.90%	7,709,281.540	$7,709,281.54

	Portfolio Total	100.00%		$86,470,554.30

Pearl Aggressive Growth Fund Holdings as of 03/31/2011 (unaudited)*
Cusip	Equity Funds:	% Total Assets	Shares	Market Value
316389873	Fidelity Leveraged Company Stock Fund (FLVCX)	16.90%	260,162.916	$7,987,001.52
316389105	Fidelity OTC (FOCPX)	4.25%	33,300.033	$2,006,659.99
44134R867	Hotchkis and Wiley Small Cap Value	15.87%	166,009.793	$7,501,982.55
41013P764	John Hancock Global Opportunities I (JGPIX)	8.76%	215,840.625	$4,141,981.59
52106N889	Lazard Emerging Markets Fund (LZEMX)	3.08%	67,311.871	$1,454,609.53
577130834	Matthews Pacific Tiger (MIPTX)	2.12%	43,029.990	$1,000,016.97
617440599	Morgan Stanley Inst. Mid Cap Growth, P (MACGX)	10.44%	126,031.89	$4,934,148.49
413838822	Oakmark Global Select (OAKWX)	7.87%	319,362.738	$3,717,382.27
701765877	Parnassus Small Cap (PARSX)	10.79%	199,975.52	$5,097,376.00
780905691	Royce Opportunity (ROFIX)	8.65%	315,380.159	$4,090,480.66
90330L402	US Global Eastern European (EUROX)	10.42%	428,848.633	$4,923,182.31
	Equity Funds Subtotal	99.15%		$46,854,821.88

	Cash and Money Markets:
922906201	Vanguard MM Prime (VMMXX)	0.02%	9,797.230	$9,797.23
	Cash held with Custodian	0.83%	397,292.030	$397,292.03

	Portfolio Total	100.00%		$47,261,911.14

*
The Funds adopted Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures.  In accordance with ASC 820, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including the technique or pricing model used to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

• Level 1 — quoted prices in active markets for identical investments.
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.).
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.

The valuation techniques used by the Funds to measure fair value during the quarter ended March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Funds’ investments carried at fair value:

Valuation Inputs	Pearl Total Return Fund	Pearl Aggressive Growth Fund
Level 1— Quoted Prices:	$86,470,554.30	$47,261,911.14
Level 2 — Other Significant Observable Inputs:	—	—
Level 3 — Significant Unobservable Inputs:	—	—
Total	$86,470,554.30	$47,261,911.14

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the appropriate Filing Date and that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certification pursuant to Rule 30a-2(a) under the 1940 Act, attached hereto as Exhibit (a)(1).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pearl Mutual Funds

By:	/s/ David M. Stanley David M. Stanley Secretary

Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following person on behalf of the registrant and in the capacities, and on the date indicated.

By:	/s/ Robert H. Solt Robert H. Solt President, Chief Executive Officer, Chief Operating Officer, Chief Financial Officer and Treasurer
Date:	May 25, 2011